Shareholder Report, Line Graph (Details) - USD ($)							3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended			15 Months Ended		18 Months Ended	21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended	33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	93 Months Ended	105 Months Ended	117 Months Ended	129 Months Ended
	Sep. 30, 2022	Sep. 27, 2022	Dec. 29, 2021	Mar. 31, 2020	Mar. 30, 2020	Jul. 07, 2015	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Mar. 31, 2016	Mar. 31, 2026	Sep. 30, 2023	Mar. 31, 2021	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Mar. 31, 2017	Sep. 30, 2024	Mar. 31, 2022	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Mar. 31, 2018	Sep. 30, 2025	Mar. 31, 2023	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2019	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000233574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Astoria Real Assets ETF (PPI)
Accumulated Value			$ 10,000					$ 11,396								$ 10,402							$ 13,472							$ 12,430				$ 18,006
C000237806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												AXS Green Alpha ETF (NXTE)
Accumulated Value	$ 9,907	$ 10,000					$ 9,762		$ 10,657	$ 10,782			$ 9,451		$ 11,075		$ 11,099	$ 11,118		$ 11,435		$ 10,725		$ 10,031	$ 11,492		$ 13,072		$ 13,091		$ 13,238
C000240275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												AXS Esoterica NextG Economy ETF (WUGI)
Accumulated Value				$ 9,941	$ 10,000									$ 19,633							$ 20,223							$ 15,465					$ 24,203			$ 26,649		$ 32,629
C000247342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												AXS Knowledge Leaders ETF (KNO)
Accumulated Value						$ 10,000					$ 10,116								$ 11,523							$ 13,728						$ 13,428			$ 11,989		$ 18,236		$ 17,714	$ 16,890	$ 19,344	$ 19,443	$ 22,899
MSCI ACWI Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI (Net) Index
Accumulated Value			10,000			10,000		9,445			9,629					8,743			11,076				10,773			12,721				11,543		13,052		13,853	11,583		17,907		19,211	17,781	21,910	23,476	28,174
MSCI All Country World Index Investable Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index Investable Market Index
Accumulated Value	$ 9,908	$ 10,000					$ 10,883		$ 11,640	$ 12,325			$ 11,906		$ 13,232		$ 14,253	$ 14,593		$ 15,592		$ 15,399		$ 15,151	$ 16,912		$ 18,209		$ 18,796		$ 18,279
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				9,841	10,000									15,386							17,794							16,419					21,325			23,084		27,194
Bloomberg U S TIPS 1 3 Year USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. TIPS 1-3 Year (USD) Index
Accumulated Value			10,000					10,038								10,018							10,378							11,121				11,535
Bloomberg Commodity Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Commodity Total Return Index
Accumulated Value			10,000					12,427								10,875							10,814							12,142				16,062
Astoria Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Astoria Blended Benchmark Index
Accumulated Value			$ 10,000					$ 10,064								$ 9,314							$ 10,835							$ 11,738				$ 14,216
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index
Accumulated Value				$ 9,940	$ 10,000									$ 15,367							$ 16,486							$ 15,259					$ 18,802			$ 20,146		$ 24,178
MSCI World Equal Weighted NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Equal Weighted NR Index
Accumulated Value						10,000					9,651								11,066							12,678						12,549			10,321		16,199		16,617	15,455	17,871	18,818	22,135
MSCI World Ex USA Equal Weighted NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Ex USA Equal Weighted NR Index
Accumulated Value						$ 10,000					$ 9,652								$ 10,886							$ 12,650						$ 11,998			$ 9,836		$ 14,703		$ 14,425	$ 13,681	$ 15,224	$ 16,098	$ 19,835